OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER LONG-TERM ASSETS
Deposits	$ 1,637	$ 1,602
Other		3
Total	$ 1,637	$ 1,605